Suspended Exploratory Well Costs	12 Months Ended
Dec. 31, 2011
Suspended Exploratory Well Costs
19.	SUSPENDED EXPLORATORY WELL COSTS

We capitalize the costs of exploratory wells if a well finds a sufficient quantity of reserves to justify its completion as a producing well and we are making sufficient progress towards assessing the reserves and the economic and operating viability of the project.

The following table reflects the net change in capitalized exploratory well costs, excluding those related to Assets Held for Sale on our Consolidated Balance Sheets for the years ended December 31, 2011, 2010 and 2009 ($ in thousands):

	2011	2010	2009
Beginning Balance at January 1,	$1,637	$5,107	$2,213
Additions to capitalized exploratory well costs pending the determination of estimated proved reserves	106,045	34,330	2,894
Divested wells	0	(10,770)	0
Reclassification of wells, facilities, and equipment based on the determination of estimated proved reserves	(95,926)	(23,016)	0
Capitalized exploratory well costs charged to expense	0	(4,014)	0

Ending Balance at December 31,	11,756	1,637	5,107
Less exploratory well costs that have been capitalized for a period of one year or less	(11,756)	(1,637)	(2,894)

Capitalized exploratory well costs for a period of greater than one year	$0	$0	$2,213
Number of projects that have exploratory well costs capitalized for a period of more than one year	0	0	2

As of December 31, 2009 we had approximately $2.2 million in capitalized exploratory well costs that were capitalized for a period greater than one year. These costs related to two wells in our Appalachian Basin. These wells are in various stages of drilling and completion. On January 1, 2010, Williams became the operator of this joint venture area and does not currently have any plans to complete these wells and connect them into a sales line. While we still believe that these wells are capable of producing commercial quantities of natural gas, the lack of a sales line and plans to construct one give rise to substantial doubt about the carrying values of these wells. We subsequently expensed the carrying values of these wells in 2010, which is classified as Impairment Expense on our Consolidated Statement of Operations.